UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-12777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

      Marc Sulam		    New York, NY	     August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $ 70,383


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
ABB Ltd			ADR	000375204	2,367	150000    SH		Sole		150000
AGCO Corp		Comm	001084102	1,308    45000    SH            Sole		 45000
AK Steel Holding	Comm	001547108	1,823	 95000	  SH		Sole		 95000
Anadarko Pete Corp	Comm	032511107	2,723	 60000    SH		Sole		 60000
Bank of America Corp	Comm    060505104       2,244   170000    SH            Sole            170000
Capitol Acquisition	Comm	14055E104	  974	100000	  SH		Sole		100000
Covanta Hldg Corp	Comm	22282E102	2,595	153000    SH		Sole		153000
Covidien PLC		Comm	G2554F105	2,059	 55000    SH		Sole		 55000
Crown Holdings Inc	Comm	228368106	3,766	156000    SH		Sole		156000
FMC Corp		Comm	302491303	2,460	 52000    SH		Sole		 52000
Freeport McMoRan 6 3/4	Prfd	35671D782	  795	 10000    SH		Sole		 10000
FTI Consulting Inc	Comm	302941109	2,282	 45000	  SH		Sole		 45000
Goodyear Tire & Rubber	Comm	382550101	1,689	150000    SH		Sole		150000
Grace W R & Co		Comm	38388F108	2,107	170300	  SH		Sole		170300
Heckmann Corp		Comm	422680108	1,163	310000    SH		Sole		310000
Heckmann Corp		WTS	422680116	  150	253400	  SH		Sole		253400
Invesco LTD		Comm	G491BT108	1,426	 80000    SH		Sole		 80000
Legg Mason		Comm	524901105	1,219	 50000    SH		Sole		 50000
LKQ Corp		Comm	501889208	2,385	145000    SH		Sole		145000
Loews Corp		Comm	540424108	2,110	 77000    SH		Sole		 77000
Lubrizol Corp           Comm    549271104       1,892    40000    SH            Sole             40000
Magna International	Comm	559222401	2,112	 50000    SH		Sole		 50000
McDermott Intl Inc	Comm	580037109	3,047	150000    SH		Sole		150000
MYR Group Inc           Comm    55405W104	1,820    90000    SH            Sole             90000
NCR Corp		Comm	62886E108	1,597	135000    SH		Sole		135000
NVR Inc			Comm	62944T105	1,758	  3500    SH		Sole		  3500
Pride International	Comm	74153Q102	1,880	 75000    SH		Sole		 75000
SBA Communications	Comm	78388J106	1,227	 50000    SH		Sole		 50000
SLM Corp		Comm	78442P106       2,259   220000    SH		Sole		220000
Staples Inc             Comm    855030102       2,038   101000    SH            Sole            101000
Tyco International	SHS	G9143X208	2,208	 85000    SH		Sole		 85000
UBS AG			Comm	H89231338	1,832	150000    SH		Sole		150000
Walgreen Co		Comm	931422109	1,764	 60000    SH		Sole		 60000
Wal-Mart Stores         Comm    931142103       2,180    45000    SH            Sole             45000
Walter Industries Inc  	Comm    93317Q105       2,573    71000    SH            Sole             71000
Walter Investment Mgmt	Comm	93317W102	1,328	100000    SH		Sole		100000
Watsco Inc		Comm	942622200	1,223	 25000    SH		Sole		 25000


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